Thornburg Limited Term Municipal Fund National Portfolio

semi-Annual Report
december 31, 2002

Thornburg Limited Term Municipal Fund National Portfolio
All data as of  12/31/02

Fund facts  Thornburg Limited Term Municipal Fund National Portfolio

                               Thornburg                   Thornburg
                             Limited Term                Limited Term
                           Municipal Fund Nat'l       Municipal Fund Nat'l
                               A Shares                   C Shares
Annualized Distribution Rate     3.22%                      3.32%
SEC Yield                        2.09%                      1.79%
Taxable Equiv. Yields            3.40%                      2.92%
NAV                             $13.90                     $13.93
Max. Offering Price             $14.11                     $13.93

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                         5.82%                     6.57%
Three Year                       5.80%                     5.94%
Five Year                        4.48%                     4.41%
Ten Year                         4.88%                      N/A
Fifteen Year                     5.81%                      N/A
Since Inception                  6.41%                     4.60%
Inception Date                 9/28/84                    9/1/94


                              Thornburg
                            Limited Term
                        Municipal Fund Nat'l
                              I Shares
Annualized Distribution Rate     3.64%
SEC Yield                        2.44%
Taxable Equiv. Yields            3.97%
NAV                            $13.91
Max. Offering Price            $13.91

Total returns (Annual Average)

One Year                        7.83%
Three Years                     6.72%
Five Years                      5.20%
Since Inception                 5.50%
Inception Date                 7/5/96




Taxable equivalent yields assume a 38.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results. The distribution rate is calculated by taking the sum of the previous 30 days of distribution factors and dividing this sum by the ending NAV. The value is then annualized to arrive at the 30-day distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

February 7, 2003

Dear Fellow Shareholder:

I am pleased to present the Semi-annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares increased by 25 cents to $13.90 during the six-month period ending December 31, 2002. If you were with us for the entire period, you received dividends of 23.2 cents per share. If you reinvested dividends, you received 23.3 cents per share. Investors who owned C shares received dividends of 21.6 and 21.7 cents per share respectively.

I am pleased to present the Semi-annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares increased by 26 cents to $13.91 during the six-month period ending December 31, 2002. If you were with us for the entire period, you received dividends of 22.2 cents per share. If you reinvested dividends, you received 22.4 cents per share.

Overall, 2002 was the third consecutive year of excellent performance for high quality short and intermediate municipal bonds. Interest rates on five-year AAA rated municipal bonds fell by 1.17% over the course of the year, pushing up the market price of most of the bonds in the Fund. Longer-term bonds also benefited from falling interest rates, but to a lesser extent. The Fund's trailing returns are very competitive with those of longer-term funds that typically take more interest-rate risk than the Fund does.

We believe that 2003 may prove to be somewhat more challenging. While the U.S. economy is currently sluggish at best, interest rates are at 41-year lows, tax cuts are probably going to accelerate, and the Federal government is increasing spending substantially. All of this should eventually lead to a more vibrant economy and higher interest rates, barring a prolonged war with Iraq or other major outside shock. We have therefore begun shortening durations and building more defensiveness into the fund, after extending slightly in October.

If interest rates do rise, the market price of most bonds will decline. Remember, though, that short and intermediate bonds, like those in the Thornburg Limited Term Municipal Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in the Fund move closer to maturity, they will recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace bonds as they mature with higher yielding bonds, which will increase the funds' returns over time. Thus, even though short-term market values may be negatively impacted, laddered portfolios can benefit from rising interest rates over longer periods of time.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of over 500 municipal obligations from 48 states. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 4.8 years. We always keep it to 5 years or less. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

                     % of portfolio               Cumulative %
                     maturing within           maturing by end of

                     1 years = 11%               1 year = 11%
                1 to 2 years = 10%         1 to 2 years = 22%
                2 to 3 years = 10%         2 to 3 years = 32%
                3 to 4 years = 10%         3 to 4 years = 42%
                4 to 5 years = 9%          4 to 5 years = 51%
                5 to 6 years = 10%         5 to 6 years = 61%
                6 to 7 years = 10%         6 to 7 years = 72%
                7 to 8 years = 9%          7 to 8 years = 81%
                8 to 9 years = 10%         8 to 9 years = 90%
               9 to 10 years = 10%         9 to 10 years = 100%

Percentages can and do vary. Data as of 12/31/02.

We have talked about the states' fiscal crisis in previous updates. As of today, it appears that the average state budget deficit is approximately 13% of annual revenues. This is roughly twice as bad as the last cyclical low in the early 1990's. The problems, however, are highly concentrated in a few areas and are largely avoidable. Revenues are holding up much better at the local level and budgets are being cut back to deal with most shortfalls. We believe that our practice of maintaining very high credit quality is more important than ever today, and we will continue to be diligent in watching for any developing problems.

Municipal bond supply is likely to be down somewhat from last years' record $352 billion. A reduced supply of bonds plus the fact that municipal bond yields are relatively high when compared to treasury bonds should provide some additional support for the municipal bond market. However, some of this support is being counterbalanced by the president's proposal to eliminate individual income taxes on some corporate dividends. We do not believe that the president's proposal will be enacted in its present form. If it is, we do not believe that dividend-paying equities will attract large numbers of traditional municipal bond investors because of the fundamental difference between a stock dividend (which can be eliminated or reduced easily) and the interest payment on a bond (which is a contractual obligation). Also, there is no promise that you will get your principal back when you invest in a stock. Nevertheless, we do believe the President's proposal, if passed, will make equities somewhat more attractive relative to all types of bonds.

Yields on money market funds have dropped significantly. As of early February, the average taxable money market was yielding 0.81%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.53% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.


Sincerely,

George Strickland
Portfolio Manager



Past performance cannot guarantee future results.

Statements of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                                             December 31, 2002
                                                                (Unaudited)

ASSETS
Investments at value (cost $1,058,586,965) ................   $ 1,116,813,475
Cash ......................................................         2,329,674
Receivable for investments sold ...........................         9,311,021
Receivable for fund shares sold ...........................         3,716,756
Interest receivable .......................................        13,996,412
Prepaid expenses and other assets .........................            61,483
         Total Assets .....................................     1,146,228,821


LIABILITIES
Payable for investments purchased .........................            59,074
Payable for fund shares redeemed ..........................         2,589,335
Accounts payable and accrued expenses .....................           607,312
Payable to investment advisor (Note 3) ....................           524,684
Dividends payable .........................................           985,319
         Total Liabilities ................................         4,765,724

NET ASSETS ................................................   $ 1,141,463,097

NET ASSETS CONSIST OF: ....................................
Net unrealized appreciation on investments                         58,226,509
Accumulated net realized loss .............................        (7,927,382)
Net capital paid in on shares of beneficial interest ......     1,091,163,970
                                                              $ 1,141,463,097

NET ASSET VALUE:
Class A Shares: ...........................................
Net asset value and redemption price per share ($904,996,850 applicable to 65,093,790 shares of beneficial interest
outstanding - Note 4) .....................................  $         13.90

Maximum sales charge, 1.50% of offering price .............             0.21
Maximum Offering Price Per Share ..........................  $         14.11

Class C Shares: ...........................................
Net asset value and offering price per share ($86,347,776
applicable to 6,199,799 shares of beneficial interest .....
outstanding - Note)                                          $         13.93

Class I Shares: ...........................................
Net asset value, offering and redemption price per share
($150,118,471 applicable to 10,795,910 shares of beneficial
interest outstanding - Note 4)                               $         13.91


See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                          Six Months Ended December 31, 2002
                                                                (Unaudited)

INVESTMENT INCOME: ........................................
Interest income (net of premium amortized
of $7,065,151) ............................................   $ 22,715,448

EXPENSES: .................................................
Investment advisory fees (Note 3)                                2,352,875
Administration fees (Note 3)
         Class A Shares ...................................        535,700
         Class C Shares ...................................         43,982
         Class I Shares ...................................         34,555
Distribution and service fees (Note 3) ....................
         Class A Shares                                          1,071,399
         Class C Shares ...................................        350,793
Transfer agent fees (Note 3) ..............................
         Class A Shares                                            192,376
         Class C Shares ...................................         18,994
         Class I Shares ...................................         12,254
Registration and filing fees (Note 3) .....................
         Class A Shares                                             16,315
         Class C Shares ...................................         10,974
         Class I Shares ...................................          6,428
Custodian fees ............................................        206,181
Professional fees .........................................         55,391
Accounting fees ...........................................         40,620
Director fees .............................................         22,610
Other expenses ............................................         77,823

                  Total Expenses ..........................      5,049,270
Less:
         Expenses reimbursed by investment advisor (Note 3)        (31,043)
         Distribution and service fees waived (Note 3) ....       (174,863)
         Fees paid indirectly .............................         (4,019)

                  Net Expenses ............................      4,839,345

                  Net Investment Income ...................     17,876,103

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5) ...................................
Net realized gain on investments sold                              138,953
Increase in unrealized appreciation of investments ........     19,007,566

                  Net Realized and Unrealized
                  Gain on Investments .....................     19,146,519

                  Net Increase in Net Assets Resulting
                  From Operations .........................   $ 37,022,622


See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
(Unaudited)

                                                             Six Months Ended       Year Ended
                                                             December 31, 2002     June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .....................................   $    17,876,103    $    32,763,519
Net realized gain (loss) on investments sold ..............           138,953            (90,520)
Increase in unrealized appreciation of investments ........        19,007,566         13,508,557

Net Increase in Net Assets Resulting from Operations ......        37,022,622         46,181,556

DIVIDENDS TO SHAREHOLDERS: ................................
From net investment income
Class A Shares ............................................       (14,246,068)       (27,197,050)
         Class C Shares ...................................        (1,085,556)        (1,278,738)
         Class I Shares ...................................        (2,544,479)        (4,287,731)

FUND SHARE TRANSACTIONS (Note 4): .........................
         Class A Shares                                           104,464,497        119,814,146
         Class C Shares ...................................        27,807,369         31,840,288
         Class I Shares ...................................        23,988,940         35,893,452

                  Net Increase in Net Assets ..............       175,407,325        200,965,923

NET ASSETS: ...............
         Beginning of period                                      966,055,772        765,089,849

         End of period ....................................   $ 1,141,463,097    $   966,055,772


See notes to financial statements .........................

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2002

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the period ended December 31, 2002 represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the period ended December 31, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $197,624 for Class C and $8,282 for Class I.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the period ended December 31, 2002, the Distributor has advised the Portfolio that it earned commissions aggregating $4,064 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $28,871 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2002, are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended December 31, 2002, the fees paid indirectly were $4,019.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund. Note 4 - Shares of Beneficial Interest At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           Six months Ended                   Year Ended
                                          December 31, 2002                  June 30, 2002
                                         Shares         Amount            Shares         Amount
Class A Shares
Shares sold ....................      11,945,980    $ 164,704,760       14,793,127    $ 200,278,818
Shares issued to shareholders in
  reinvestment of dividends ....         675,560        9,330,422        1,279,137       17,324,540
Shares repurchased .............      (5,046,854)     (69,570,685)      (7,235,058)     (97,789,212)
Net Increase ...................       7,574,686    $ 104,464,497        8,837,206    $ 119,814,146

Class C Shares
Shares sold ....................       2,953,611    $  40,797,357        2,673,390    $  36,269,094
Shares issued to shareholders in
  reinvestment of dividends ....          57,597          797,140           67,839    $     920,499
Shares repurchased .............        (998,750)     (13,787,128)        (394,190)      (5,349,305)
Net Increase ...................       2,012,458    $  27,807,369        2,347,039    $  31,840,288

Class I Shares
Shares sold ....................       2,888,325    $  39,853,502        4,212,256    $  57,113,329
Shares issued to shareholders in
  reinvestment of dividends ....         143,063        1,960,224          250,826        3,398,094
Shares repurchased .............      (1,292,786)     (17,824,786)      (1,816,802)     (24,617,971)
Net Increase ...................       1,738,602    $  23,988,940        2,646,280    $  35,893,452

Note 5 - Securities Transactions
For the period ended December 31, 2002, the Portfolio had purchase and sale transactions (excluding short-term securities) of $244,399,976 and $94,584,523, respectively.

Note 6 - Income Taxes
At December 31, 2002, information on the tax components of capital is as follows:

         Cost of investments for tax purposes        $1,058,586,965
         Gross tax unrealized appreciation               58,810,532
         Gross tax unrealized depreciation                 (584,023)

         Net tax unrealized appreciation
         on investments                              $   58,226,509

At December 31, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

         2003     $          637,388
         2004              2,770,843
         2008              1,088,098
         2009              3,565,103
                  $        8,061,432


Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                 Six Months Ended                        Year Ended
                                                December 31, 2002                         June 30,

                                                     2002            2002          2001           2000           1999        1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .........  $   13.65    $      13.44    $      13.06      $   13.26   $     13.50   $   13.44

Income from investment operations:
         Net investment income ...............       0.23            0.52            0.58           0.59          0.59        0.61
         Net realized and unrealized
         gain (loss) on investments ..........       0.25            0.21            0.38          (0.20)        (0.24)       0.06

Total from investment operations .............       0.48            0.73            0.96           0.39          0.35        0.67

Less dividends from:
         Net investment income ...............      (0.23)          (0.52)          (0.58)         (0.59)        (0.59)      (0.61)

Change in net asset value ....................       0.25            0.21            0.38          (0.20)        (0.24)       0.06

Net asset value, end of period ...............  $   13.90    $      13.65   $       13.44     $    13.06   $     13.26  $    13.50

Total return (a) .............................       3.55%           5.54%           7.49%          3.00%         2.58%       5.05%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .................     3.32%(b)        3.83%           4.36%          4.48%         4.35%       4.50%
         Expenses, after expense reductions ....     0.94%(b)        0.96%           0.99%          0.96%         0.96%       0.97%
         Expenses, before expense reductions ...     0.94%(b)        0.95%           0.99%          0.96%         0.96%       0.97%

Portfolio turnover rate ........................     9.54%          19.59%          25.37%          33.65%       22.16%      24.95%

Net assets at end of period (000) ...............   $904,997  $    785,145  $     654,157   $     672,775   $   807,232   $ 836,947



(a) Sales loads are not reflected in computing total return, which is not nnualized for periods less than one year.
(b)  Annualized


Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                Six Months Ended                                    Year Ended
                                                December 31, 2002                                     June 30,

                                                      2002            2002          2001           2000           1999        1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ........   $    13.67     $     13.46    $     13.08    $    13.28    $     13.53  $     13.46

Income from investment operations:
         Net investment income ..............         0.22           0.47           0.53           0.53           0.53         0.55
         Net realized and unrealized
         gain (loss) on investments .........         0.26           0.21           0.38          (0.20)         (0.25)        0.07

Total from investment operations ............         0.48           0.68           0.91           0.33           0.28         0.62

Less dividends from:
         Net investment income ..............        (0.22)         (0.47)         (0.53)         (0.53)         (0.53)       (0.55)

Change in net asset value ...................         0.26           0.21           0.38          (0.20)         (0.25)        0.07

Net asset value, end of period ..............   $    13.93    $     13.67    $     13.46    $     13.08    $     13.28   $    13.53

Total return(a) .............................         3.50%          5.13%          7.07%          2.57%          2.08%       4.70%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .................      3.08%(b)       3.42%          3.96%          4.06%          3.93%       4.08%
         Expenses, after expense reductions ....      1.16%(b)       1.33%          1.38%          1.38%          1.38%       1.38%
         Expenses, before expense reductions ...      1.22%(b)       1.80%          1.85%          1.82%          1.78%       1.83%

Portfolio turnover rate ........................      9.54%         19.59%         25.37%         33.65%         22.16%      24.95%

Net assets at end of period (000) .............$     86,348   $    57,258   $     24,773   $     21,322   $     28,048   $   22,729



(a)  Not annualized for periods less than one year.
(b)  Annualized


Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                 Six Months Ended                                  Year Ended
                                                 December 31, 2002                                  June 30,

                                                       2002         2002             2001          2000           1999        1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ........  $      13.65    $     13.44  $       13.06    $     13.26    $     13.51    $  13.44

Income from investment operations:
         Net investment income ..............          0.25           0.57           0.63           0.63           0.64        0.66
         Net realized and unrealized
         gain (loss) on investments .........          0.26           0.21           0.38          (0.20)         (0.25)       0.07

Total from investment operations ............          0.51           0.78           1.01           0.43           0.39        0.73

Less dividends from:
         Net investment income ..............         (0.25)         (0.57)         (0.63)         (0.63)         (0.64)      (0.66)

Change in net asset value ...................          0.26           0.21           0.38          (0.20)         (0.25)       0.07

Net asset value, end of period ..............  $      13.91  $       13.65  $       13.44    $     13.06    $     13.26   $   13.51

Total return (a) ............................          3.79%          5.91%          7.91%          3.37%          2.87%       5.52%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .................       3.68%(b)       4.18%          4.75%          4.84%          4.71%       4.85%
         Expenses, after expense reductions ....       0.58%(b)       0.60%          0.60%          0.60%          0.60%       0.60%
         Expenses, before expense reductions ...       0.59%(b)       0.62%          0.65%          0.62%          0.61%       0.66%

Portfolio turnover rate ........................       9.54%         19.59%         25.37%         33.65%         22.16%      24.95%

Net assets at end of period (000) .............$      150,118    $  123,652  $      86,160   $     76,470    $    81,326   $  77,605

(a)      Not annualized for periods less than one year.
(b)      Annualized



Schedule of  Investments  Thornburg  Limited Term  Municipal  Fund,  Inc. - National Portfolio
CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
Alabama                 (1.20%)
980,000                 Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*                       NR/NR           $1,066,799
3,000,000               Huntsville Alabama Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005       Aaa/AAA         3,169,530
                        (Insured: MBIA)
1,000,000               Morgan County Decatur Health Care Authority Hospital Revenue, 6.10% due        NR/AAA          1,060,180
                        3/1/2007 (Insured: Connie Lee)
1,920,000               Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC:    NR/NR           1,973,568
                        PNC Bank)
500,000                 Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*              Aaa/AAA         502,375
5,000,000               Wilsonville Industrial Development Board Pollution Control Revenue             Aaa/AAA         5,324,800
                        Refunding, 4.20% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston
                        Project; Insured: AMBAC)
Arizona                 (0.80%)
2,075,000               Arizona State Transportation Board Highway Revenue Subordinated Series A       Aa2/AA          2,211,992
                        Refunding, 4.875% due 7/1/2007
235,000                 Glendale Water & Sewer Revenue, 9.00% due 7/1/2003 (ETM)*                      Aaa/AAA         236,466
3,200,000               Maricopa County Arizona Industrial Development Authority Multi Family          NR/AAA          3,680,416
                        Housing Revenue Series A, 6.50% due 10/1/2025 pre-refunded 10/1/2005 @ 102
500,000                 Maricopa County Unified School District Number 40 General Obligation, 5.60%    A3/A-           510,535
                        due 7/1/2003
1,000,000               Pima County Industrial Development Authority Education Revenue Series C,       Baa3/NR         1,014,380
                        6.40% due 7/1/2013 (Arizona Charter Schools Project)
760,000                 Pima County Industrial Development Authority Industrial Revenue Refunding      Aaa/AAA         801,154
                        Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
500,000                 Tucson Water Revenue Series D, 9.75% due 7/1/2008                              Aa3/A+          677,065
Arkansas                (0.70%)
1,000,000               Fayetteville Arkansas Sales & Use Tax Capital Improvement, 4.00% due           NR/AA-          1,051,450
                        6/1/2005
1,000,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due           NR/A            1,082,600
                        6/1/2010 (Regional Medical Center Project)
1,075,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due           NR/A            1,156,839
                        6/1/2011 (Regional Medical Center Project)
2,645,000               Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125% due        A3/NR           3,153,422
                        8/1/2009
1,735,000               Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007                            A1/AA           1,813,561
California              (3.30%)
2,140,000               Bay Area Government Association Bay Area Rapid Transit, 5.00% due 6/15/2008    Aaa/AAA         2,146,784
                        (Insured: AMBAC)
1,700,000               California Housing Finance Agency Revenue Multifamily Housing Series D,        VMIG1/A1+       1,700,000
                        1.60% due 2/1/2031
2,600,000               California State Department Water Resources Power Supply Series A, 5.50% due   A3/BBB+         2,871,934
                        5/1/2012
2,550,000               California State Department Water Resources Power Supply Series A, 6.00% due   A3/BBB+         2,937,115
                        5/1/2013
2,450,000               Irvine Ranch Water District, 1.30% due 1/1/2021                                VMIG1/A-2       2,450,000
40,000                  Los Angeles Department Water & Power Electric Plant Revenue Crossover          Aaa/AA-         42,861
                        Refunding, 9.00% due 9/1/2004 pre-refunded 9/1/2003
420,000                 Los Angeles Department Water & Power Electric Plant Revenue Crossover          Aa3/AA-         449,404
                        Refunding, 9.00% due 9/1/2004
40,000                  Los Angeles Department Water & Power Electric Plant Revenue Crossover          Aa3/AA-         42,787
                        Refunding, 9.00% due 9/1/2004 (ETM)*
1,400,000               Metropolitan Water District Southern California Waterworks Revenue, 1.55%      VMIG1/A1+       1,400,000
                        due 7/1/2035 put 01/2/2003 (daily demand notes)
7,600,000               Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)           Aaa/AAA         8,161,792
5,200,000               Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)           Aaa/AAA         5,831,904
1,000,000               San Francisco Port Community Revenue, 9.00% due 7/1/2003                       A1/A-           1,037,480
3,000,000               San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2038        Aaa/AAA         3,270,300
                        mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
4,180,000               Santa Margarita & Dana Point Authority Revenue Improvement District Series     Aaa/AAA         4,379,846
                        A, 9.50% due 8/1/2003 (Insured: MBIA)
Colorado                (2.70%)
4,775,000               Adams County Co. Hospital Revenue Refunding, 5.10% due 2/1/2020 put 2/1/2003   NR/A-1          4,782,544
                        (Platte Valley Med Center Project; LOC: Bank One)
1,000,000               Adams County Colorado School District Number 012  Series A, 4.375% due         Aa3/AA-         1,090,720
                        12/15/2007
1,500,000               Adams County Communication Center Series A, 4.75% due 12/1/2006                Baa1/NR         1,589,505
6,000,000               Central Platte Valley Metropolitan District Co. Refunding Series A, 5.00%      NR/A-1          6,416,820
                        due 12/1/2031 put 12/1/2009 (LOC: US Bank)
1,950,000               Colorado Department Transport Revenue Anticipation Notes, 6.00% due            Aaa/AAA         2,277,074
                        6/15/2008 (Insured: AMBAC)
1,000,000               Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008                 NR/BBB+         1,063,500
515,000                 Colorado Health Facilities Authority Revenue Catholic Health Initiatives A,    Aa2/A1+         565,934
                        5.375% due 12/1/2009
40,000                  Colorado Housing Finance Authority Senior Series E-3, 5.15% due 8/1/2007       Aa2/AA          42,275
500,000                 Denver City & County Certificates Participation Series A, 5.50% due 5/1/2006   Aaa/AAA         558,205
                        (Insured: MBIA)
2,650,000               Denver City & County Certificates Participation Series B, 5.00% due            Aa2/AA          2,890,726
                        12/1/2010
260,000                 Denver Health & Hospital Authority Series A, 5.25% due 12/1/2008               Baa2/BBB+       272,800
430,000                 Denver Health & Hospital Authority Series A, 5.25% due 12/1/2009               Baa2/BBB+       447,518
200,000                 Denver Health & Hospital Authority Series A, 5.25% due 12/1/2010               Baa2/BBB+       205,888
500,000                 El Paso County School District General Obligation 20 Series B, 8.25% due       Aa3/NR          565,255
                        12/15/2004 (State Aid Withholding)
2,175,000               Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/2004       Aaa/AAA         2,322,595
                        (Insured: FSA)
1,000,000               Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due       NR/A+           1,088,060
                        12/1/2013 (LOC: US Bank Trust)
1,150,000               Superior Metropolitan District Number 1 Variable Refunding & Improvement       NR/AA-          1,205,867
                        Series A, 5.45% due 12/1/2020 put 12/1/2004 (LOC: BNP)
2,725,000               Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015      NR/AA           2,792,144
                        put 9/1/2006 (Semper Village Apartments Project; Insured: AXA)
Connecticut             (0.40%)
1,685,000               Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)             Aaa/AAA         1,844,654
1,325,000               Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)             Aaa/AAA         1,490,585
1,045,000               Capitol Region Education Council, 6.375% due 10/15/2005                        NR/BBB          1,139,917
500,000                 New Haven General Obligation, 9.50% due 11/15/2003                             A3/A-           532,900
Delaware                (0.50%)
2,000,000               Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006        Aaa/AAA         2,189,280
                        (Insured: MBIA) (ETM)*
1,370,000               Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25%   NR/AA           1,489,971
                        due 5/1/2012 (Memorial Hospital Project; Insured: Radian)
1,445,000               Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25%   NR/AA           1,556,438
                        due 5/1/2013 (Memorial Hospital Project; Insured: Radian)
District of Columbia    (2.80%)
5,950,000               District Columbia Certificates Participation, 5.25% due 1/1/2013 (Insured:     Aaa/AAA         6,527,209
                        AMBAC)
1,500,000               District Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic   Aaa/AAA         1,661,325
                        Healthcare Group A Project; Insured: MBIA) (ETM)*
2,825,000               District Columbia Refunding Series B-1, 5.20% due 6/1/2004 (Insured: AMBAC)    Aaa/AAA         2,978,313
1,250,000               District Columbia Refunding Series C, 5.00% due 6/1/2007 (Insured: XLCA)       Aaa/AAA         1,376,037
2,000,000               District Columbia Tax Capital Appreciation, 0% due 7/1/2009 (Mandarin          Aaa/AAA         1,569,400
                        Oriental Project; Insured: FSA)
1,480,000               District Columbia Tax Capital Appreciation, 0% due 7/1/2012 (Mandarin          Aaa/AAA         988,403
                        Oriental Project; Insured: FSA)
1,990,000               District Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011            Aaa/AAA         1,395,388
                        (Mandarin Oriental Project; Insured: FSA)
5,000,000               District Columbia Unrefunded Balance Series B, 5.75% due 6/1/2009 (Insured:    Aaa/AAA         5,768,300
                        MBIA)
785,000                 District of Columbia Certificate of Participation Series 1993, 6.875% due      NR/BBB          785,000
                        1/1/2003
4,430,000               District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic          Aaa/AAA         5,030,354
                        Healthcare Project; Insured: MBIA) (ETM)*
1,330,000               District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare        Aaa/AAA         1,478,029
                        Project; Insured: MBIA) (ETM)*
500,000                 District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc.              Aaa/AAA         568,670
                        Advancement Science Project; Insured: AMBAC)
750,000                 Washington District of Columbia Convention Center Authority Dedicated Tax      Aaa/AAA         829,163
                        Revenue, 5.00% due 10/1/2006 (Insured: AMBAC)
Florida                 (5.00%)
5,500,000               Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009       A3/AA-          5,995,330
3,100,000               Capital Projects Finance Authority Florida Continuing Care Retirement          VMIG1/NR        3,100,000
                        Community Revenue, 1.80% due 6/1/2012 put 01/2/2003
                        (Glenridge On Palmer Ranch C Project) (daily demand
                        notes)
1,000,000               Capital Projects Finance Authority Florida Student Housing, 5.50% due          Aaa/AAA         1,139,730
                        10/1/2012 (Capital Projects Student Housing; Insured: MBIA)
2,996,000               Crossings at Fleming Island Community Development Refunding Series B, 5.45%    Aaa/AAA         3,423,080
                        due 5/1/2010 (Insured: MBIA)
5,000,000               Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00%    Aaa/AAA         5,803,300
                        due 10/1/2007 (Insured: AMBAC)
200,000                 East County Water Control District Lee County Drain, 5.50% due 11/1/2003       NR/AA           206,748
                        (Insured: Radian)
800,000                 Florida Housing Finance Agency Multi Family Housing Kings D, 1.45% due         NR/A1+          800,000
                        8/1/2006 put 01/7/2003 (weekly demand note)
200,000                 Florida Housing Finance Agency Multi Family Housing Revenue Series 1983-G,     NR/A1+          200,000
                        1.50% due 12/1/2005 put 01/2/2003 (Insured: Connecticut General) (daily demand notes)
1,700,000               Florida Housing Finance Authority Series 1987, 1.55% due 2/1/2008 put          NR/A1+          1,700,000
                        01/7/2003 (Guarantee: Connecticut General) (weekly demand note)
40,000                  Hillsborough County Utility Revenue Refunding, 9.75% due 12/1/2003 (ETM)*      Aaa/AAA         43,071
1,000,000               Jacksonville Electric Authority Revenue Refunding Series 10, 6.50% due         Aa2/AA          1,023,260
                        10/1/2003
5,000,000               Jacksonville Electric St. John's River Park Systems Revenue Refunding          Aa2/AA          5,605,100
                        Issue-2 17th Series, 5.25% due 10/1/2012
2,700,000               Lakeland Energy Systems Revenue Series A, 1.35% due 10/1/2035 put 01/7/2003    VMIG1/A-1       2,700,000
                        (weekly demand note)
1,910,000               Miami Dade County Florida School Board Certificates Participation Series A,    Aaa/AAA         2,099,930
                        5.00% due 5/1/2006 (Insured: MBIA)
3,850,000               Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012       A3/NR           3,913,795
1,395,000               Orange County Health Facilities Authority, 5.80% due 11/15/2009 (Hospital      A3/A-           1,529,060
                        Adventist Health System Project)
3,120,000               Orange County Health Facilities Authority Revenue, 6.25% due 11/15/2008        Aaa/AAA         3,557,861
                        (Hospital Adventist Health Systems Project; Insured: AMBAC)
925,000                 Orange County Health Facilities Authority Revenue Unrefunded Balance Series    Aaa/AAA         1,083,027
                        A, 6.25% due 10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)
6,155,000               Orange County School District Series B, 1.70% due 8/1/2025 put 01/2/2003       Aaa/NR          6,155,000
                        (Insured: AMBAC) (daily demand notes)
940,000                 Palm Beach County Industrial Development Revenue Series 1996, 6.00% due        NR/A            1,074,580
                        12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied Irish Bank)
                        (ETM)*
2,390,000               Pelican Marsh Community Development District Refunding Series A, 5.00% due     NR/NR           2,497,932
                        5/1/2011 (Insured: Radian)
2,405,000               South Broward Hospital District Revenue, 7.50% due 5/1/2008 (Insured: AMBAC)   Aaa/AAA         2,503,268
Georgia                 (1.60%)
225,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2003     NR/NR           225,000
                        (Augusta Parking Center Project)
245,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2004     NR/NR           250,471
                        (Augusta Parking Center Project)
260,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2005     NR/NR           265,941
                        (Augusta Parking Center Project)
280,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2006     NR/NR           286,275
                        (Augusta Parking Center Project)
305,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2007     NR/NR           311,750
                        (Augusta Parking Center Project)
325,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2008     NR/NR           332,114
                        (Augusta Parking Center Project)
350,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2009     NR/NR           357,591
                        (Augusta Parking Center Project)
375,000                 Augusta Downtown Development Authority Parking Revenue, 7.55% due 1/1/2010     NR/NR           383,066
                        (Augusta Parking Center Project)
1,700,000               Burke County Development Authority Pollution, 6.35% due 1/1/2004 (Oglethorpe   Aaa/AAA         1,786,292
                        Power Corp. Project; Insured: MBIA)
500,000                 Cobb County Georgia School District, 4.75% due 2/1/2005                        Aa1/AA+         511,315
1,000,000               Dekalb County Georgia, 5.50% due 1/1/2004                                      Aaa/AA+         1,023,620
1,000,000               Georgia Municipal Association Inc. Certificates Participation City Court       Aaa/AAA         1,112,980
                        Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
730,000                 Georgia Municipal Electric Authority Power Revenue Series Y, 6.30% due         A2/A+           817,337
                        1/1/2006
1,000,000               Georgia Municipal Gas Authority Gas Revenue, 6.30% due 7/1/2009 (Southern      NR/A-           1,053,940
                        Storage Gas Project)
5,000,000               Milledgeville Baldwin County Development Authority Student Housing Revenue,    VMIG1/NR        5,241,500
                        5.00% due 9/1/2032 put 9/1/2004 (Ga. College & State University Foundation
                        Project; LOC: First Union Natl Bank)
2,000,000               Monroe County Georgia Development Authority Pollution Control, 6.75% due       Aaa/AAA         2,436,520
                        1/1/2010 (Oglethorpe Power Scherer A Refunding; MBIA)
1,000,000               Monroe County Georgia Development Authority Pollution Control Revenue          Aaa/AAA         1,244,140
                        Oglethorpe Power Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
Hawaii                  (0.40%)
1,500,000               Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue,     Baa1/BBB+       1,523,400
                        5.70% due 7/1/2003 (Kapiolani Health Care System Project)
2,000,000               Hawaii State Department Budget & Finance Special Purpose Revenue Refunding     Aaa/AAA         2,156,000
                        Hawaiian Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)
1,000,000               Honolulu City & County Refunding Series A, 7.35% due 7/1/2006                  Aa3/AA-         1,172,460
Idaho                   (0.00%)
400,000                 Idaho Health Facilities Authority Revenue, 1.80% due 5/1/2022 (St. Luke's      VMIG1/NR        400,000
                        Regional Medical Center Project)
Illinois                (12.70%)
3,345,000               Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)      Aaa/AAA         2,732,397
2,000,000               Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)                Aaa/AAA         2,349,540
2,300,000               Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010          Aa3/AA          2,510,381
750,000                 Chicago Illinois Board Education Chicago School Reform, 6.25% due 12/1/2012    Aaa/AAA         909,255
                        (Insured: MBIA)
900,000                 Chicago Illinois Midway Airport Revenue Series C, 5.50% due 1/1/2013           Aaa/AAA         1,010,376
                        (Insured: MBIA)
3,420,000               Chicago Illinois O'Hare International Airport Refunding General Airport        Aaa/AAA         3,763,368
                        Second Lien Series A, 6.375% due 1/1/2012 (Insured: MBIA)
1,000,000               Chicago Illinois O'Hare International Airport Revenue 2nd Lien Series C-1,     Aaa/AAA         1,108,120
                        5.00% due 1/1/2010 (Insured: MBIA)
5,000,000               Chicago Illinois O'Hare International Airport Revenue Refunding Senior Lien,   Aaa/AAA         5,262,200
                        4.80% due 1/1/2005 (Insured: AMBAC)
1,700,000               Chicago Illinois Park District, 6.60% due 11/15/2014 partially pre-refunded    Aa3/AA          1,914,812
                        5/15/2005
2,000,000               Chicago Illinois Public Building Commerce Building Revenue Series C, 5.50%     Aaa/AAA         2,214,160
                        due 2/1/2006 (Insured: FGIC)
2,000,000               Chicago Illinois Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)       Aaa/AAA         2,240,480
1,000,000               Chicago Illinois Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)    Aaa/AAA         1,190,950
2,000,000               Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007            Aaa/AA+         2,354,180
1,340,000               Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)    Aaa/AAA         1,486,837
1,000,000               Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured:    Aaa/AAA         1,108,560
                        AMBAC)
5,000,000               Chicago O'Hare International Airport Revenue Refunding Series A, 4.90% due     Aaa/AAA         5,268,300
                        1/1/2006 (Insured: MBIA)
1,000,000               Chicago O'Hare International Airport Revenue Series C-1, 5.00% due 1/1/2008    Aaa/AAA         1,108,880
                        (Insured: MBIA)
1,000,000               Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004 (ETM)*      Baa1/A          1,040,140
1,000,000               Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010 (ETM)*      Baa1/A          1,160,830
5,000,000               Chicago Tax Increment Allocation Capital Appreciation Central Series A, 0%     Aaa/AAA         4,712,050
                        due 12/1/2005 (Insured: AMBAC)
1,000,000               Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004          Aaa/AAA         1,040,590
                        (Insured: MBIA)
2,545,000               Cook & Will Counties Township High School District 206 Series C, 0% due        Aaa/AAA         2,398,433
                        12/1/2005 (Insured: FSA)
995,000                 Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded             Aaa/AAA         1,134,927
                        11/15/2006
3,350,000               Cook County Community Unified School District 401 Series 1996, 0% due          Aaa/AAA         3,311,207
                        12/1/2003 (Insured: FSA)
2,650,000               Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)           Aaa/AAA         2,866,373
5,000,000               Du Page County Forest Preservation District, 0% due 11/1/2009                  Aaa/AAA         3,937,950
1,500,000               Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put 12/1/2007     NR/AAA          1,648,785
                        (Collateralized: FNMA)
1,015,000               Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005               A3/A-           926,908
1,500,000               Hoffman Estates Illinois Tax Increment Revenue Junior Lien, 0% due 5/15/2004   A3/A-           1,426,620
5,000,000               Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due            Aaa/AAA         5,329,450
                        11/15/2009 (Economic Development Project; Insured: AMBAC)
3,000,000               Hoffman Estates Illinois Tax Increment RevenueJunior Lien, 0% due 5/15/2006    A3/A-           2,616,780
                        (Hoffman Estates Economic Dev. Project)
3,000,000               Illinois Development Finance Authority Pollution Control Revenue Refunding,    Aaa/AAA         3,407,610
                        5.70% due 1/15/2009 (Commonwealth Edison Company Project; Insured: MBIA)
3,635,000               Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009           Aaa/AAA         4,178,723
                        (Adventist Health Project; Insured: MBIA)
3,860,000               Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010           Aaa/AAA         4,427,266
                        (Adventist Health Project; Insured: MBIA)
785,000                 Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011            NR/AAA          821,683
                        (Insured: AMBAC)
400,000                 Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB          410,048
                        Providers A, 5.60% due 7/1/2004
1,000,000               Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB          1,033,210
                        Providers A, 5.60% due 7/1/2005
1,000,000               Illinois Development Finance Authority Revenue Refunding Community Rehab       NR/BBB          1,035,320
                        Providers A, 5.60% due 7/1/2006
500,000                 Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003 (Illinois    A3/A-           514,685
                        Masonic Medical Center Project) (ETM)*
2,000,000               Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003 (Advocate   Aa3/AA          2,065,840
                        Network Health Care Project)
915,000                 Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007 (OSF        A2/A            993,507
                        Healthcare System Project)
1,000,000               Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007 (OSF        A2/A            1,035,040
                        Healthcare System Project)
1,290,000               Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008 (Iowa        A1/NR           1,472,832
                        Health System Project)
1,375,000               Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009 (Iowa        A1/NR           1,578,280
                        Health System Project)
1,465,000               Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010 (Iowa        A1/NR           1,681,454
                        Health System Project)
1,560,000               Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011 (Iowa        Aaa/AAA         1,780,365
                        Health System Project; Insured: AMBAC)
3,000,000               Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011   Aaa/AAA         3,274,830
                        (Methodist Medical Center Project; Insured: MBIA)
395,000                 Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due         NR/NR           403,433
                        8/15/2005 (Community Provider Pooled Loan Program Project)
1,905,000               Illinois Health Facilities Authority Revenue Series A, 9.25% due 7/1/2024      Aaa/NR          2,141,010
                        pre-refunded 7/1/2004 (Edgewater Medical Center Project)
1,040,000               Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)                 Aaa/AAA         1,165,403
55,000                  Illinois Housing Development Authority Homeowner Mortgage Series A1, 5.70%     Aa2/AA          55,675
                        due 8/1/2004
1,260,000               Illinois Industrial Pollution Control Financing Authority Revenue, 5.875%      Baa1/BBB+       1,277,350
                        due 5/15/2007 (Commonwealth Edison Co. Project)
500,000                 Illinois State COPS Central Management Department, 5.00% due 7/1/2007          Aaa/AAA         555,590
                        (Insured: AMBAC)
1,000,000               Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)          Aaa/AAA         1,133,840
5,000,000               Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006             Aa2/AAA         5,509,100
1,150,000               Kane, Mc Henry, Cook & De Kalb Counties Community Unit School District         Aaa/NR          851,782
                        Number 300, 0% due 12/1/2010 (Insured: AMBAC)
2,000,000               Lake County Community High School District Number 117 Series B, 0% due         Aaa/NR          1,817,360
                        12/1/2006 (Insured: FGIC)
3,235,000               Lake County Community High School District Number 117 Series B, 0% due         Aaa/NR          2,264,177
                        12/1/2011 (Insured: FGIC)
1,000,000               McHenry & Kane Counties Community Consolidated School District Number 158,     Aaa/AAA         771,530
                        0% due 1/1/2010 (Insured: FGIC)
3,900,000               Metropolitan Pier & Exposition Authority, 0% due 6/15/2004 (Insured: AMBAC)    Aaa/AAA         3,816,579
1,250,000               Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue           Aaa/AAA         1,444,850
                        Refunding Series A-2002, 6.00% due 6/15/2007 (McCormick Place Exposition
                        Project; Insured: AMBAC)
3,750,000               Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue           Aaa/AAA         4,269,000
                        Refunding Series A-2002, 6.00% due 6/15/2007 pre-refunded 06/15/2006 @102
                        (McCormick Place Exposition Project; Insured: AMBAC)
2,445,000               Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10%   NR/A+           2,629,891
                        due 5/1/2008 (Hospital & Health System Association Project; LOC: American
                        National Bank)
1,100,000               Peoria Public Building Commission School District Facilities Revenue, 0% due   Aaa/NR          955,867
                        12/1/2007 (Insured: FGIC)
6,300,000               University of Illinois University Revenues, 0% due 10/1/2006 (Insured: MBIA)   Aaa/AAA         5,756,562
5,000,000               Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011      Aaa/AAA         3,513,600
                        (Insured: FSA)
Indiana                 (4.50%)
1,370,000               Allen County Economic Development Revenue, 5.00% due 12/30/2012 (Indiana       NR/NR           1,415,758
                        Institute of Technology Project)
965,000                 Allen County Economic Development Revenue First Mortgage, 5.20% due            NR/NR           1,037,858
                        12/30/2005 (Indiana Institute of Technology Project)
690,000                 Allen County Economic Development Revenue First Mortgage, 5.30% due            NR/NR           752,693
                        12/30/2006 (Indiana Institute of Technology Project)
1,110,000               Allen County Economic Development Revenue First Mortgage, 5.60% due            NR/NR           1,215,672
                        12/30/2009 (Indiana Institute of Technology Project)
1,115,000               Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010           Aa3/NR          1,290,490
1,000,000               Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012        Aaa/AAA         1,158,200
                        (Insured: FGIC)
1,085,000               Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007           Aaa/AAA         1,200,856
                        (Insured: FGIC) (ETM)*
950,000                 Boonville Indiana Junior High School Building Corp. Revenue Refunding, 0%      NR/A            662,815
                        due 7/1/2011 (State Aid)
850,000                 Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010 (State    NR/A            628,549
                        Aid)
850,000                 Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011 (State    NR/A            608,116
                        Aid)
1,175,000               Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured:       Aaa/AAA         1,307,599
                        AMBAC)
1,135,000               Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured:       Aaa/AAA         1,259,157
                        AMBAC)
910,000                 Eagle Union Middle School Building Corp. First Mortgage, 5.50% due 7/15/2009   Aaa/AAA         1,049,758
                        (Insured: AMBAC) (ETM)*
1,860,000               Elberfeld J H Castle School Building Corp. Indiana First Mortgage (State       NR/A            1,720,705
                        Aid), 0% due 1/15/2006
1,860,000               Elberfeld J H Castle School Building Corp. Indiana First Mortgage Refunding,   Aaa/AAA         1,564,669
                        0% due 7/5/2008 (Insured: MBIA)
500,000                 Fort Wayne Economic Development Income Tax Revenue, 3.90% due 12/1/2003        Aaa/NR          511,815
                        (Insured: FSA)
2,305,000               Hammond Multi-School Building Corp First Mortgage Refunding Bond Series        NR/A            2,577,935
                        1997, 6.00% due 7/15/2008 (Lake County Project)
390,000                 Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United           NR/NR           413,954
                        Methodist Membership Project)
700,000                 Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United           NR/NR           753,354
                        Methodist Membership Project)
790,000                 Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United           NR/NR           841,990
                        Methodist Membership Project)
285,000                 Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due        Aaa/NR          304,323
                        11/1/2005 (Daughter's Charity Project) (ETM)*
1,295,000               Indiana Health Facility Financing Authority Hospital Revenue Series D, 5.00%   Aaa/NR          1,417,895
                        due 11/1/2026 pre-refunded 11/1/2007
670,000                 Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009    NR/A-           743,104
                        (University Indianapolis Project)
1,000,000               Indiana State Office Building Commission Capital Complex Revenue Government    Aaa/AAA         1,035,220
                        Center North Series, 5.00% due 7/1/2005 (Insured: AMBAC)
2,500,000               Indiana University Revenues Refunding Student Fee H, 0% due 8/1/2007           Aaa/AAA         2,200,450
                        (Insured: AMBAC)
1,100,000               Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due           Aaa/AAA         1,225,785
                        7/1/2007 (Insured: FGIC)
1,260,000               Indianapolis Economic Development Revenue, 5.30% due 12/1/2007                 Aaa/AAA         1,277,426
                        (Collateralized: FNMA)
1,220,000               Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0%     Aa2/AA-         1,163,953
                        due 7/1/2005 (ETM)*
1,240,000               Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0%     Aa2/AA-         1,143,032
                        due 7/1/2006 (ETM)*
2,200,000               Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden   Aaa/AAA         2,397,670
                        Martin Systems, Inc. Project; Insured: AMBAC)
2,000,000               Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden   Aaa/AAA         2,301,160
                        Martin Systems, Inc. Project; Insured: AMBAC)
855,000                 Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008          Aaa/AAA         994,271
                        (Insured: FGIC)
455,000                 Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009          Aaa/AAA         532,227
                        (Insured: FGIC)
625,000                 Monroe County Community School Building Corp. Revenue Refunding, 5.00% due     Aaa/AAA         690,462
                        1/15/2007 (Insured: AMBAC)
535,000                 New Albany Floyd County School Building Corp., 6.20% due 7/1/2003 (ETM)*       NR/NR           548,295
1,070,000               North Central Campus School Building Corporation Indiana, 4.50% due            Aaa/AAA         1,145,274
                        7/10/2005 (AMBAC)
835,000                 Peru Community School Corp. Capital Appreciation Refunding First Mortgage,     NR/A            621,098
                        0% due 7/1/2010 (State Aid)
1,450,000               Tri Creek School Building Corp. Inc. First Mortgage, 5.00% due 1/15/2004       NR/AA-          1,504,085
995,000                 Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010 (State      NR/AA-          1,117,713
                        Aid)
1,095,000               Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011 (State      NR/AA-          1,226,926
                        Aid)
2,080,000               West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011           Aaa/AAA         2,412,509
                        (Insured: FGIC)
1,820,000               Westfield Elem. School Building Corp. First Mortgage Series 1997, 6.80% due    Aaa/AAA         2,156,391
                        7/15/2007 (Insured: AMBAC) (ETM)*
Iowa                    (2.90%)
2,900,000               Ankeny Iowa Community School District Sales & Services Tax Revenue, 5.00%      NR/A+           3,121,328
                        due 7/1/2010
3,660,000               Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/2005       NR/NR           3,665,746
                        (Des Moines Parking Associates Project; LOC: Wells Fargo Bank)
6,650,000               Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due     NR/AA           7,156,996
                        4/1/2014 put 4/1/2010 (Governor Square Project; Insured: AXA)
435,000                 Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa    A1/NR           491,981
                        Health Services Project)
1,765,000               Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa    A1/NR           2,026,979
                        Health Services Project)
1,955,000               Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa    A1/NR           2,246,451
                        Health Services Project)
3,145,000               Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa    Aaa/AAA         3,593,509
                        Health Services Project; Insured: AMBAC)
1,430,000               Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due    Aa3/AA-         1,613,012
                        12/1/2007
3,295,000               Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due    Aa3/AA-         3,724,602
                        12/1/2010
1,000,000               Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2003    Aa3/AA-         1,034,960
1,000,000               Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2004    Aa3/AA-         1,068,800
1,170,000               Iowa University Science & Technology University Revenue Refunding Series B,    Aa3/A+          1,272,515
                        5.20% due 7/1/2005 (Academic Building Project)
115,000                 Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                          Aaa/AAA         119,730
1,000,000               State University Iowa Revenues, 6.20% due 9/1/2003                             Aa2/AA          1,014,200
660,000                 University of Iowa Facilities Corp. Revenue Series A, 4.875% due 6/1/2005      NR/AA-          710,800
Kansas                  (0.90%)
500,000                 Dodge Unified School District Number 443 Ford County, 8.25% due 9/1/2006       Aaa/AAA         609,295
                        (Insured: FSA)
2,000,000               Kansas City Hospital Revenue Refunding, 5.80% due 8/1/2004 (Sisters Charity    Aa2/AA          2,046,620
                        Health Services Project)
1,000,000               Kansas City Hospital Revenue Refunding, 5.90% due 8/1/2005 (Sisters Charity    Aa2/AA          1,023,060
                        Health Services Project)
6,000,000               La Cygne Kansas Environmental Improvement Refunding, 3.90% due 3/1/2015 put    VMIG1/A-2       6,129,600
                        8/31/2004 (Kansas City Power & Light Co. Project)
Kentucky                (1.50%)
315,000                 Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005   Aaa/AAA         322,608
                        (ETM)*
7,400,000               Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009     Aaa/AAA         7,154,912
                        converts to 5.35% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
7,830,000               Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010     Aaa/AAA         7,594,317
                        converts to 5.40% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
1,000,000               Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due           Aaa/AAA         835,630
                        7/1/2006 (Insured: FGIC)
115,000                 Kentucky State Turnpike Authority Resources Recovery Road Revenue Series A,    Aaa/AAA         130,013
                        6.625% due 7/1/2008 (ETM)*
150,000                 Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*                Aaa/AAA         171,162
420,000                 Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003 (Paul B.    NR/NR           423,721
                        Hall Medical Center Project; Guarantee: Health Management Associates)
Louisiana               (3.90%)
4,000,000               Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded   Aaa/AAA         4,363,600
                        12/1/2005 (Insured: FGIC)
1,440,000               Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due    Aaa/AAA         1,614,456
                        12/1/2006 (Insured: AMBAC)
1,515,000               Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due    Aaa/AAA         1,710,784
                        12/1/2007 (Insured: AMBAC)
1,000,000               Lake Charles Harbor & Terminal District Revenue, 5.50% due 5/1/2006            A3/A            1,011,970
                        (Reynolds Metal Project; LOC: Canadian Imperial Bank)
1,000,000               Louisiana Local Govt. Environmental Facilities & Community Dev. Auth. Multi    Baa1/NR         988,620
                        Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont Apartments Project)
1,000,000               Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due        A3/A            1,075,560
                        9/1/2004
1,065,000               Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019 put 3/15/2005          NR/AA           1,072,870
                        (Oakleigh Apts. Project; Insured: AXA)
2,620,000               Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center       NR/NR           2,710,180
                        Project; Guaranteed: Archdiocese of New Orleans)
1,000,000               Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008 (Loyola     A1/A+           1,141,760
                        University Project)
4,635,000               Louisiana State Correctional Facility Lease Refunding, 5.00% due 12/15/2008    NR/AA           5,029,114
                        (Insured: Radian)
2,350,000               Louisiana State Offshore Terminal Authority Deepwater Port Revenue, 4.375%     A3/A-1          2,459,181
                        due 10/1/2020 put 6/1/2007
1,000,000               Louisiana State Offshore Terminal Authority Deepwater Port Revenue Rfdg-1St    A3/A            1,031,630
                        Stage Series B Loop Inc., 6.20% due 9/1/2003
1,000,000               New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                        Aaa/AAA         919,200
10,000,000              Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                            Aaa/AAA         8,070,600
5,000,000               Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible,       A3/BBB-         4,844,050
                        5.00% due 9/1/2007 (Teco Energy Inc. Project)
2,590,000               Shreveport Louisiana Water & Sewer Revenue Refunding Series A, 4.00% due       Aaa/AAA         2,718,801
                        12/1/2004 (Insured: FSA)
3,000,000               St. Charles Parish Pollution Control Revenue Variable Refunding Series A,      Baa3/BBB-       3,020,580
                        4.90% due 6/1/2030 put 6/1/2005 (Energy Louisiana Inc. Project)
Maryland                (0.30%)
2,750,000               Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024 put 7/1/2004    Baa2/NR         2,828,540
                        (Chase Glen Project; Guarantee: Avalon Prop.)
500,000                 Maryland State Department Transportation Consolidated Refunding, 4.375% due    Aa2/AA          511,150
                        6/15/2004
Massachusetts           (1.80%)
2,000,000               Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025 put         A1/NR           2,091,680
                        7/1/2005 (LOC: Fleet National Bank)
1,060,000               Lynn General Obligation, 7.00% due 1/15/2004                                   Baa1/NR         1,115,512
3,470,000               Massachusetts Development Finance Agency Resource Recovery Revenue Series A,   Aaa/AAA         3,876,198
                        5.50% due 1/1/2011 (Insured: MBIA)
1,000,000               Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding,   A2/A            1,036,460
                        5.875% due 8/1/2008 (Eastern Edison Company Project)
1,000,000               Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018          NR/NR           1,202,760
                        pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement Project)
900,000                 Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue,   Aaa/AAA         973,548
                        5.00% due 7/1/2005 (Stony Brook Intermediate Project A; Insured: MBIA)
1,000,000               Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue    Aaa/AAA         1,081,720
                        Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project; Insured: MBIA)
2,200,000               Massachusetts State Health & Educational Facilities Authority Capital Assets   VMIG1/A1+       2,200,000
                        Program Series D, 1.65% due 1/1/2035 (Insured: MBIA)
3,415,000               Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New   Aaa/AAA         3,812,233
                        England Medical Center Hospital Project; Insured: FGIC)
1,500,000               Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)                 Aaa/AAA         1,777,335
1,000,000               University of Massachusetts Building Authority Refunding Revenue Series        Aa2/AA-         1,019,850
                        1991-A, 7.15% due 5/1/2003
Michigan                (2.50%)
2,500,000               Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005 (Insured:    Aaa/AAA         2,691,100
                        MBIA)
1,405,000               Detroit Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*                    Aaa/AAA         1,621,047
1,670,000               Jackson County Hospital Finance Authority Hospital Revenue Series A, 5.00%     Aaa/NR          1,825,711
                        due 6/1/2006 (W.A. Foote Memorial Hospital Project; Insured: AMBAC)
1,000,000               Kalamazoo Hospital Finance Authority Facility Revenue Refunding, 5.50% due     Aaa/NR          1,085,060
                        5/15/2005 (Bronson Methodist Hospital Project; Insured: MBIA)
2,000,000               Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured:     Aaa/AAA         2,103,980
                        FSA)
10,000,000              Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033    Aa2/AA          11,151,300
                        put 11/15/2007 (Ascension Health Project)
655,000                 Michigan Housing Development Authority Single Family Insured Mortgage          Aa1/AA+         655,531
                        Revenue Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)
2,500,000               Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030 put 9/1/2011     Aaa/NR          2,708,875
                        (Edison Co. Project; Insured: AMBAC)
1,000,000               Missouri State Health & Educational Facilities Authority Revenue Series A,     NR/AA-          1,067,740
                        5.00% due 6/1/2011
800,000                 Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranteed:         Aaa/AAA         884,064
                        School Bond Loan Fund)
2,550,000               Wayne State University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)          Aaa/AAA         2,721,130
Minnesota               (0.80%)
1,000,000               Breckenridge Minnesota Health Facilities Revenue Catholic Health Corp.,        Aaa/AAA         1,029,860
                        5.25% due 11/15/2013 (Insured: MBIA)
1,915,000               Osseo Minnesota Independent School District Number 279 crossover refunding     Aa1/NR          2,096,944
                        Series B, 5.00% due 2/1/2006
3,000,000               Southern Minnesota Municipal Power Agency Revenue Refunding Series A, 5.00%    Aaa/AAA         3,278,220
                        due 1/1/2006 (Insured: AMBAC)
1,450,000               University Minnesota Refunding Series A, 5.50% due 7/1/2006                    Aa2/AA          1,625,421
500,000                 Waconia Minnesota Housing & Redevelopment Authority Public Project, 5.70%      Baa3/A-         502,375
                        due 1/1/2012
Mississippi             (0.40%)
1,020,000               Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012         Aaa/NR          1,167,553
                        (Insured: FGIC)
700,000                 Hattiesburg Mississippi Water & Sewer Revenue Refunding Systems, 5.20% due     Aaa/AAA         769,713
                        8/1/2006 (Insured: AMBAC)
1,000,000               Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50% due       Aaa/AAA         1,116,100
                        5/1/2006 (Refunding Mississippi Baptist Medical Center; Insured: MBIA)
970,000                 Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA:             NR/A1+          1,021,071
                        Collateralized)
Missouri                (0.20%)
825,000                 Jackson County Public Building Corp. Leasehold Revenue Series 1996, 6.00%      Aaa/AAA         897,023
                        due 12/1/2004 (Capital Improvement Project; Insured: MBIA)
1,275,000               Missouri Development Finance Board Healthcare Facilities Revenue  Series A,    A2/NR           1,295,387
                        4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC: Commerce Bank)
105,000                 Missouri Environmental Improvement & Energy Resources Authority Water          Aaa/NR          106,520
                        Pollution Control Revenue, 6.60% due 12/1/2003
500,000                 Missouri State Health & Educational Facilities Authority Educational Drury     VMIG1/NR        500,000
                        College, 1.50% due 8/15/2024
Montana                 (1.00%)
10,440,000              Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put           Aaa/AAA         11,363,940
                        12/30/2008 (Insured: AMBAC)
Nebraska                (1.70%)
1,995,000               Lancaster County School District Number 1 Refunding, 4.00% due 7/15/2007       Aa2/AAA         2,137,882
                        (Lincoln Public School Project)
2,100,000               Lancaster County School District Number 1 Refunding, 4.00% due 7/15/2008       Aa2/AAA         2,240,217
                        (Lincoln Public School Project)
1,455,000               Madison County Hospital Authority Revenue Number 1, 5.25% due 7/1/2010         NR/AA           1,602,537
                        (Faith Regional Health Services Project; Insured: Radian)
1,625,000               Madison County Hospital Authority Revenue Number 1, 5.50% due 7/1/2012         NR/AA           1,798,647
                        (Faith Regional Health Services Project; Insured: Radian)
2,730,000               Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50%   NR/AAA          2,854,843
                        due 12/1/2025 put 12/1/2005 (Willow Park Apartments Project; Collateralized:
                        FNMA)
5,000,000               Omaha Public Power District Nebraska Electric Revenue Refunding Systems B,     Aa2/AA          5,516,300
                        5.00% due 2/1/2013
3,005,000               Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due      NR/AA           3,268,929
                        2/1/2006 (ETM)*
Nevada                  (2.00%)
5,000,000               Humboldt County Nevada Pollution Control Revenue Refunding, 6.55% due          Aaa/AAA         5,184,000
                        10/1/2013 (Sierra Pacific Project; Insured: AMBAC)
1,845,000               Las Vegas Special Refunding Local Improvement District Number 707 Refunding    Aaa/AAA         1,987,563
                        Senior Series A, 5.125% due 6/1/2011 (Insured: FSA)
840,000                 Nevada Colorado River Commission Power Delivery A, 7.00% due 9/15/2008         Aa2/AA          994,358
1,530,000               Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008    NR/AAA          1,651,819
                        (Collateralized: FNMA)
1,000,000               Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA           1,121,290
                        due 1/15/2009 (Insured: Radian)
1,000,000               Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA           1,119,900
                        due 1/15/2010 (Insured: Radian)
1,285,000               Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70%   NR/AA           1,424,011
                        due 1/15/2011 (Insured: Radian)
5,000,000               Washoe County NV Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015   A2/A+           5,123,450
                        (Washoe Medical Center Project)
3,500,000               Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)               Aaa/AAA         3,993,325
New Hampshire           (0.70%)
500,000                 New Hampshire Capital Appreciation General Obligation, 0% due 7/1/2004         Aa2/AA+         489,060
4,935,000               New Hampshire Health & Educational Authority Revenue Bond Series B, 5.05%      Aa3/NR          4,953,852
                        due 3/1/2023 put 3/1/2003 (Riverwoods at Exeter Project; LOC: Banque
                        Paribas)
2,485,000               New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009    NR/AA-          2,598,440
                        put 12/1/2004 (Central Vermont Public Services Project; LOC: Toronto
                        Dominion Bank)
New Jersey              (0.50%)
1,000,000               New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due       NR/AAA          1,028,470
                        7/1/2003 (Christ Hospital Project; Insured: Connie Lee)
4,250,000               New Jersey State Educational Facilities Authority Princeton University         VMIG1/A1+       4,250,000
                        Series B, 1.65% due 7/1/2021 put 01/2/2003 (daily demand notes)
New Mexico              (0.90%)
2,100,000               Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.55% due       VMIG1/A-2       2,100,000
                        7/1/2014 put 01/7/2003 (Insured: AMBAC) (weekly demand note)
2,250,000               Farmington Pollution Control Revenue, 1.70% due 9/1/2024 put 01/2/2003 (LOC:   P1/A1+          2,250,000
                        Barclays Bank) (daily demand notes)
4,865,000               New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00%    Aaa/AAA         5,396,161
                        due 6/15/2011 (Insured: AMBAC)
New York                (4.00%)
1,000,000               Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008    Aaa/AAA         1,095,730
                        (American Fuel Company Project; Insured: MBIA)
1,500,000               Long Island Power Authority Electric Systems Revenue General Series A, 6.00%   Aaa/AAA         1,744,080
                        due 12/1/2007 (Insured: AMBAC)
2,350,000               Long Island Power Authority New York Electric Systems Revenue Subordinated     Aaa/AAA         2,438,431
                        Series 8 Subseries 8-D, 4.50% due 4/1/2010 put 04/1/2004 (Insured: AMBAC)
4,535,000               Metro Transportation Authority New York Service Series B, 5.25% due 7/1/2007   A3/AA-          5,079,109
1,050,000               Monroe County Note Industrial Development Agency, 5.375% due 6/1/2007 (St.     NR/AA           1,172,021
                        John Fisher College Project; Insured: Asset Guaranty)
1,300,000               New York City, 1.65% due 8/1/2017                                              VMIG1/A1+       1,300,000
2,300,000               New York City Adjusted Series H, 1.60% due 8/1/2014 (Insured: MBIA)            VMIG1/A-2       2,300,000
2,500,000               New York City General Obligation, 1.70% due 8/1/2020 put 01/02/2003 (daily     VMIG1/A1+       2,500,000
                        demand notes)
500,000                 New York City General Obligation Series A, 7.00% due 8/1/2003                  A2/A            515,410
250,000                 New York City Health & Hospital Corp. Revenue Series A, 6.00% due 2/15/2005    A3/BBB          255,960
710,000                 New York City Housing Development Corp. Multi Family Housing Revenue           Aa2/AA          759,040
                        Refunding Series A, 5.50% due 11/1/2009
2,215,000               New York City Industrial Development Agency Civic Facility, 5.25% due          NR/A            2,378,068
                        6/1/2011 (Lycee Francais De New York Project Series A)
2,330,000               New York City Industrial Development Agency Civic Facility, 5.25% due          NR/A            2,489,046
                        6/1/2012 (Lycee Francais De New York Project Series A)
1,100,000               New York City Transitional Finance Authority, 1.50% due 11/1/2022              VMIG1/A1+       1,100,000
1,500,000               New York City Transitional Refunding Future Tax Secured Series A, 4.50% due    Aa2/AA+         1,583,940
                        11/1/2004
1,040,000               New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley             NR/AAA          1,195,449
                        Physicians Project; Insured: Connie Lee)
1,895,000               New York Dormitory Authority Revenues, 6.00% due 9/1/2008 pre-refunded         NR/AA           2,024,921
                        9/1/2005 (Norton Healthcare Project)
1,600,000               New York Dormitory Authority Revenues Mental Health Services Facilities        Aaa/AAA         1,781,584
                        Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
3,000,000               New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026 put       Aaa/AAA         3,338,910
                        5/15/2012 (Insured: AMBAC)
1,300,000               New York Energy Research & Development Authority Pollution Control Revenue,    VMIG1/A1+       1,300,000
                        1.50% due 2/1/2029 put 01/2/2003 (LOC: UBS AG) (daily demand notes)
560,000                 New York Medical Care Facilities Finance Agency Revenue, 6.40% due 11/1/2014   Aaa/AAA         573,507
                        (Insured: FSA)
1,000,000               New York Refunding Series B, 5.50% due 8/1/2011 (Insured: MBIA)                Aaa/AAA         1,136,430
1,320,000               New York Thruway Authority General Revenue Special Obligation, 0% due          NR/BBB          1,221,211
                        1/1/2006
255,000                 New York Urban Development Corp. Revenue University Facilities Grants, 6.00%   A3/AA-          282,277
                        due 1/1/2006
3,425,000               New York Urban Development Corp. Series 7, 6.00% due 1/1/2006                  A3/AA-          3,791,372
710,000                 Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009       NR/AA           817,331
                        (Civic Facility Faxton Hospital Project; Insured: Radian)
250,000                 Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005 (Julia       NR/NR           254,855
                        Dykman Project)
North Carolina          (1.90%)
200,000                 Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview    NR/A-           200,768
                        Village Square Apartment Project)
1,865,000               North Carolina Municipal Power Agency 1 Catawba Electrical Revenue, 6.00%      Aaa/AAA         1,909,741
                        due 1/1/2005 (Insured: MBIA)
5,475,000               North Carolina Municipal Power Agency Electric Revenue, 6.00% due 1/1/2005     Baa1/BBB+       5,599,994
2,400,000               North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue,       Aaa/AAA         2,810,256
                        6.00% due 1/1/2010 (Insured: MBIA)
1,000,000               North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue        Baa1/BBB+       1,108,050
                        Series B, 6.375% due 1/1/2013
3,400,000               North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured:   Aaa/AAA         3,886,506
                        MBIA)
3,700,000               North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured:   Aaa/AAA         4,278,754
                        MBIA)
1,030,000               University North Carolina Systems Pool Revenue Refunding Series B, 5.00% due   Aaa/AAA         1,142,971
                        4/1/2012 (Insured: AMBAC)
North Dakota            (0.10%)
910,000                 Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due            Aaa/AAA         1,009,973
                        8/15/2005 (Altru Health System Project; Insured: MBIA)
Ohio                    (4.00%)
2,510,000               Bellefontaine Ohio Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary       NR/BBB          2,584,397
                        Rutan Health Associates Project)
4,615,000               Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010         NR/NR           4,887,377
2,255,000               Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006       A2/AA-          2,494,165
                        (University Hospital Health Systems Project)
1,400,000               Hudson City Library Improvement, 6.35% due 12/1/2011                           Aa2/NR          1,678,306
585,000                 Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011            Aa2/NR          644,155
1,680,000               Lorain County Ohio Hospital Revenue Refunding & Improvement Catholic           A1/AA-          1,722,252
                        Healthcare A, 5.00% due 10/1/2003
1,200,000               Lorain County Ohio Hospital Revenue Refunding Catholic Healthcare Partners     Aaa/AAA         1,389,984
                        B, 6.00% due 9/1/2008 (Insured: MBIA)
1,300,000               Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured:       Aaa/AAA         1,513,200
                        FSA)
770,000                 Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured:       Aaa/AAA         902,440
                        FSA)
2,250,000               Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health Initiatives    Aa2/AA          2,572,605
                        Project)
2,385,000               Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health Initiatives    Aa2/AA          2,726,985
                        Project)
1,530,000               Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health Initiatives    Aa2/AA          1,743,772
                        Project)
2,000,000               Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00%    Aaa/AAA         2,217,960
                        due 10/1/2006 (Insured: FSA)
4,000,000               Ohio State Building Authority Refunding State Correctional Facilities A,       Aa2/AA          4,103,440
                        4.60% due 10/1/2003
4,000,000               Ohio State Building Authority State Facilities, 6.125% due 10/1/2011           Aa2/AA          4,226,800
                        pre-refunded 10/1/2003 @ 102 (Adult Control Building A Project)
5,000,000               Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010      Aa1/AA+         5,740,450
1,115,000               Ohio Water Development Authority Revenue Refunding, 5.00% due 12/1/2012        Aaa/AAA         1,130,521
                        (Insured: MBIA)
680,000                 Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured:   Aaa/NR          620,541
                        FGIC)
845,000                 Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured:   Aaa/NR          737,845
                        FGIC)
975,000                 Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's Educational        NR/AA           1,116,443
                        Institute Project; Insured: Radian)
Oklahoma                (2.00%)
675,000                 Broken Arrow, 4.40% due 12/1/2005                                              Aa3/AA-         676,418
1,235,000               Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006         Aaa/NR          1,400,836
                        (Insured: FSA)
1,340,000               Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007         Aaa/NR          1,545,234
                        (Insured: FSA)
740,000                 Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010            Aaa/NR          826,032
                        (Insured: MBIA)
740,000                 Oklahoma  Development Finance Authority Health Facilities Revenue, 5.75% due   Aaa/AAA         842,801
                        6/1/2011 (Insured: AMBAC)
2,380,000               Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series    Aaa/AAA         2,703,347
                        A, 5.75% due 8/15/2007 (Insured: MBIA)
2,340,000               Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series    Aaa/AAA         2,685,314
                        A, 6.00% due 8/15/2010 (Insured: MBIA)
5,000,000               Oklahoma Housing Development Authority Revenue Lease Purchase Program Series   Aa3/NR          5,419,000
                        A, 5.10% due 11/1/2005
2,650,000               Tulsa County Oklahoma Independent School District, 4.50% due 8/1/2006          Aa3/A+          2,882,352
1,155,000               Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/2003 (St.        Aa3/AA          1,161,121
                        John's Medical Center Project) (ETM)*
1,000,000               Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004       NR/AA-          1,073,530
750,000                 Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue         Aaa/AAA         801,112
                        Refunding Series 1994, 5.45% due 11/1/2004 (Ogden Martin Systems of Tulsa
                        Project; Insured: AMBAC)
Oregon                  (0.30%)
1,070,000               Clackamas County Hospital Facility Authority Revenue Refunding Series A,       NR/NR           1,068,352
                        5.50% due 9/15/2008 (Odd Fellows Home Project)
1,325,000               Emerald People's Utility District Revenue, 7.20% due 11/1/2003 (Insured:       Aaa/AAA         1,391,012
                        FGIC)
1,000,000               Medford Oregon Hospital Facilities Authority Revenue Series A, 5.25% due       Aaa/AAA         1,107,370
                        8/15/2006 (Asante Health Systems Project; Insured: MBIA)
Pennsylvania            (2.90%)
1,505,000               Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009      A3/NR           1,649,615
                        (South Hills Health System Project)
1,000,000               Allegheny County Pennsylvania Hospital Development Refunding, 4.40% due        Aaa/AAA         1,070,050
                        11/1/2005 (Health Center UPMC Health Systems Project; Insured: MBIA)
395,000                 Coatesville Area School District Series A Refunding, 5.00% due 10/1/2003       Aaa/AAA         406,333
                        (Insured: AMBAC)
305,000                 Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007            Aaa/NR          322,809
                        pre-refunded 11/15/2005 (Mercy Health Corp. Project)
1,000,000               Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007           Aaa/AAA         1,124,560
                        (Insured: AMBAC)
4,250,000               Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put   A3/BBB+         4,438,998
                        10/1/2004 (Peco Energy Co. Project)
1,000,000               Frazier Pennsylvania School District, 4.80% due 8/15/2003                      NR/SP1+         1,003,010
1,000,000               Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009                Aa2/AA-         1,109,890
1,605,000               Manheim Township School Authority School Revenue Series 1978, 6.625% due       NR/AAA          1,823,360
                        12/1/2007 pre-refunded 12/1/2005
730,000                 Montgomery County Higher Education & Health Authority, 6.25% due 7/1/2006      Baa2/NR         755,535
550,000                 Montgomery County Higher Education & Health Authority, 6.375% due 7/1/2007     Baa2/NR         568,623
2,000,000               Montgomery County Industrial Development Authority Pollution Control Revenue   A2/BBB+         2,090,700
                        Series A, 5.20% due 10/1/2030 put 10/1/2004 (Peco Energy Co. Project)
1,750,000               Pennsylvania Certificates of Participation Series A, 5.40% due 7/1/2009        Aaa/AAA         1,803,235
                        (Insured: AMBAC)
290,000                 Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due          Baa3/NR         299,811
                        4/1/2004 (ETM)*
1,500,000               Pennsylvania Higher Educational Facilities Authority Health Services           A3/A            1,572,870
                        Revenue, 5.50% due 1/1/2009 (University Pennsylvania Health Systems Project)
750,000                 Pennsylvania Higher Educational Facility  Series A, 6.00% due 1/1/2005         A3/A            796,065
                        (University Pennsylvania Health Systems Project)
1,500,000               Pennsylvania State Higher Educational Facilities Authority Revenue, 4.00%      VMIG1/NR        1,567,860
                        due 11/1/2032 put 11/1/2005
1,520,000               Philadelphia Authority For Industrial Development Revenues, 8.00% due          Aaa/NR          1,651,586
                        1/1/2014 pre-refunded 07/1/2004
1,000,000               Philadelphia Hospital & Higher Education Facilities Authority Revenue, 5.50%   A1/AA-          1,091,360
                        due 5/15/2006 (Jefferson Health Systems Project)
1,250,000               Philadelphia Water & Wastewater Revenue, 5.65% due 6/15/2012 (Insured: FGIC)   Aaa/AAA         1,284,463
1,255,000               Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due        Aaa/AAA         1,390,452
                        7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)
1,320,000               Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due        Aaa/AAA         1,457,214
                        7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)
1,400,000               Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due        Aaa/AAA         1,551,648
                        7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)
1,000,000               Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due        Aaa/AAA         1,107,990
                        7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)
Rhode Island            (0.80%)
860,000                 Providence Public Building Authority Refunding Series B, 5.50% due             Aaa/AAA         895,467
                        12/15/2003 (Insured: FSA)
1,075,000               Providence Public Building Authority Refunding Series B, 5.75% due             Aaa/AAA         1,238,991
                        12/15/2007 (Insured: FSA)
1,880,000               Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                        Aaa/AAA         2,157,864
2,075,000               Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010            NR/AA           2,331,159
                        (Providence Place Mall Project; Insured: Radian)
1,960,000               Rhode Island State Health & Education Building, 4.50% due 9/1/2009 (Butler     NR/A+           2,079,991
                        Hospital Project; LOC: Fleet National Bank)
South Carolina          (1.10%)
2,050,000               Charleston County Certificates of Participation, 6.00% due 12/1/2007           Aaa/AAA         2,382,654
                        (Insured: MBIA)
5,000,000               Richland County South Carolina Environmental Improvement Revenue Refunding     Baa2/BBB        4,965,750
                        Series A, 4.25% due 10/1/2007 (International Paper Co. Project)
2,000,000               South Carolina State Public Service Authority Revenue Refunding Series D,      Aa2/AA-         2,174,480
                        5.00% due 1/1/2006
2,315,000               South Carolina State Public Service Authority Revenue Refunding Series D,      Aa2/AA-         2,544,185
                        5.00% due 1/1/2007
South Dakota            (0.50%)
1,160,000               South Dakota Health & Educational Facilities Authority Revenue, 5.00% due      Aaa/AAA         1,268,147
                        9/1/2010 (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000               South Dakota Health & Educational Facilities Authority Revenue, 5.50% due      Aaa/AAA         1,236,928
                        9/1/2011 (Rapid City Regional Hospital Project; Insured: MBIA)
1,250,000               South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured: FSA)      Aaa/AAA         1,305,112
2,235,000               South Dakota State Building Authority Lease Revenue, 6.625% due 9/1/2012       Aaa/AAA         2,359,557
                        pre-refunded 09/1/2004 @100 (Insured: AMBAC)
Tennessee               (0.70%)
2,420,000               Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                         NR/BBB+         2,524,399
970,000                 Franklin Industrial Development Multi Family Refunding Housing Series A,       Aaa/AAA         1,031,498
                        5.75% due 4/1/2010 (Insured: FSA)
1,000,000               Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured:     Aaa/AAA         1,105,950
                        FGIC)
1,050,000               Shelby County Tennessee Series A, 0% due 5/1/2011 pre-refunded 05/1/2005 @     Aa2/AA+         700,392
                        69.561
1,070,000               Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/2017 put 4/1/2003      NR/AAA          1,085,547
                        (Inv. Agreement: Bayeriche Landesbank)
985,000                 Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due      A1/AA           1,014,786
                        7/1/2008
Texas                   (12.60%)
1,000,000               Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011          Aaa/NR          1,109,780
                        (Baptist St. Anthony's Hospital Corp. Project; Insured: FSA)
1,000,000               Austin Texas Refunding, 5.00% due 3/1/2011                                     Aa2/AA+         1,107,950
750,000                 Bastrop County Refunding, 5.25% due 6/1/2006 (Insured: AMBAC)                  Aaa/AAA         752,505
1,000,000               Bell County Texas Health Facilities Development Corp. Revenue Series A,        Aaa/AAA         1,169,520
                        6.25% due 8/15/2010 (Scott & White Memorial Hospital Project; Insured: MBIA)
790,000                 Bellaire Refunding, 4.375% due 2/15/2004                                       Aa3/AA          793,128
1,800,000               Bexar County Housing Finance Corp. Multi Family Housing Revenue, 5.00% due     Aaa/NR          1,891,998
                        1/1/2011 (Insured: MBIA)
5,000,000               Brazos River Texas Harbor Navigation District Series B-3, 5.15% due            A3/A            4,944,950
                        5/15/2033 put 5/15/2009 (Dow Chemical Co. Project)
1,250,000               Cedar Hill Independent School District Capital Appreciation Refunding, 0%      NR/AAA          913,887
                        due 8/15/2010 (Guarantee: PSF)
1,700,000               Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guarantee:   Aaa/AAA         1,936,300
                        PSF)
1,425,000               Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guarantee:   Aaa/AAA         1,611,262
                        PSF)
3,300,000               Coppell Independent School District Capital Appreciation Refunding, 0% due     NR/AAA          2,899,347
                        8/15/2007 (Guarantee: PSF)
1,025,000               Corpus Christi Texas Business & Job Development Corp. Sales Tax Revenue,       Aaa/AAA         1,134,173
                        5.00% due 9/1/2012 (Refunding & Improvement Arena Project; AMBAC)
2,000,000               Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005          Aaa/AAA         2,190,820
                        (Insured: FSA)
4,070,000               Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006          Aaa/AAA         4,559,336
                        (Insured: FSA)
2,000,000               Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008          Aaa/AAA         2,283,640
                        (Insured: FSA)
4,780,000               Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009          Aaa/AAA         5,472,192
                        (Insured: FSA)
1,200,000               Dallas Fort Worth Texas Regional Airport Revenue Refunding Joint Series A,     Aaa/AAA         1,311,132
                        7.375% due 11/1/2011 (Insured: FGIC)
450,000                 Dallas Tax Increment Financing Reinvestment Zone Number Two, 5.75% due         NR/AA           501,624
                        8/15/2006 (Insured: Radian)
1,245,000               Duncanville Independent School District Capital Appreciation Refunding         Aaa/AAA         857,158
                        Series B, 0% due 2/15/2012 (Guarantee: PSF)
4,945,000               Duncanville Independent School District Refunding Series B, 0% due 2/15/2011   Aaa/AAA         3,595,658
                        (Guarantee: PSF)
4,500,000               Ector County Hospital District Hospital Revenue Refunding, 5.50% due           Aaa/AAA         4,730,130
                        4/15/2004 (Insured: MBIA)
3,800,000               Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due            Aa2/AA          4,174,642
                        2/15/2011
1,390,000               Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant &   Aa2/AA          1,558,857
                        Denton County Project)
2,005,000               Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                           Aaa/AAA         2,170,192
4,000,000               Gulf Coast Waste Disposal Authority Environmental Facilities Revenue           Baa2/BBB        4,115,120
                        Refunding, 4.20% due 11/1/2006 (Occidental Project)
1,000,000               Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due         Aaa/AAA         1,111,030
                        10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)
1,000,000               Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due         Aaa/AAA         1,106,210
                        10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)
750,000                 Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guarantee:     Aaa/AAA         944,565
                        PSF)
500,000                 Harris County Health Facilities Development Corp. Hospital Revenue             Aaa/AAA         592,250
                        Refunding  Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems Project;
                        Insured: MBIA)
4,410,000               Harris County Health Facilities Development Corp. Thermal Utility Revenue,     Aaa/AAA         4,997,324
                        5.45% due 2/15/2011 (Insured: AMBAC)
600,000                 Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010          Aaa/AAA         691,044
                        (Memorial Hospital Systems Project; Insured: MBIA)
755,000                 Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010          Aaa/AAA         875,672
                        (Insured: AMBAC) (ETM)*
1,045,000               Harris County Hospital District Mortgage Revenue Unrefunded Balance            Aaa/AAA         1,235,597
                        Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000              Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011         Aaa/AAA         11,288,700
                        (Insured: MBIA)
2,000,000               Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012         Aaa/AAA         2,240,860
                        (Insured: MBIA)
3,260,000               Harris County Sports Authority Revenue Capital Appreciation Senior Lien        Aaa/AAA         2,421,854
                        Series G, 0% due 11/15/2010 (Insured: MBIA)
3,000,000               Hays Consolidated Independent School District Capital Appreciation, 0% due     Aaa/AAA         2,129,970
                        8/15/2011 (Guarantee: PSF)
500,000                 Irving Independent School District Capital Appreciation, 0% due 2/15/2004      Aaa/AAA         492,570
                        (Guarantee: PSF)
1,000,000               Lewisville Texas Combination Contract Revenue, 4.125% due 5/1/2031 put         NR/AA-          1,055,270
                        11/1/2006 (Special Assessment Castle Hills Project Number 3; LOC: Wells
                        Fargo Bank)
500,000                 Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due      Aaa/AAA         650,395
                        5/15/2010 (Insured: FSA)
3,065,000               Mesquite Independent School District Capital Appreciation Refunding, 0% due    NR/AAA          2,113,808
                        8/15/2011 (Guarantee: PSF)
1,415,000               Midlothian Independent School District Capital Appreciation Refunding, 0%      Aaa/NR          1,209,627
                        due 2/15/2008 (Guarantee: PSF)
1,200,000               Midlothian Independent School District Capital Appreciation Refunding, 0%      Aaa/NR          975,084
                        due 2/15/2009 (Guarantee: PSF)
700,000                 Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured:        NR/AA           794,801
                        Radian)
740,000                 Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured:        NR/AA           837,229
                        Radian)
2,275,000               New Caney Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA         2,187,799
                        2/15/2005 (Guarantee: PSF)
1,000,000               Port of Houston Authority Refunding, 5.00% due 5/1/2003 (Insured: FSA)         Aaa/AAA         1,012,820
1,095,000               Quail Valley Utility District Texas Refunding Comb Tax & Revenue, 6.10% due    Baa1/A-         1,102,424
                        3/1/2003
2,000,000               Sabine River Authority Pollution Refunding Series A, 5.50% due 5/1/2022 put    Baa2/BBB        1,899,940
                        11/1/2011 (TXU Electric Co. Project)
6,000,000               Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012              Baa2/BBB-       6,337,860
1,000,000               San Antonio Electric & Gas Revenue, 5.40% due 2/1/2003                         Aa1/AA+         1,003,530
1,970,000               Socorro Independent School District Series A, 5.75% due 2/15/2011              NR/AAA          2,213,433
                        (Guarantee: PSF)
965,000                 Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2007     Aaa/AAA         832,419
                        (Insured: AMBAC)
1,120,000               Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2008     Aaa/AAA         917,414
                        (Insured: AMBAC)
1,275,000               Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2009     Aaa/AAA         975,311
                        (Insured: AMBAC)
1,440,000               Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2010     Aaa/AAA         1,029,600
                        (Insured: AMBAC)
500,000                 Spring Branch Independent School District, 7.50% due 2/1/2011 (Guarantee:      Aaa/AAA         638,315
                        PSF)
580,000                 Tarrant County Health Facilities, 5.875% due 11/15/2007 (Adventist/Sunbelt     A3/A-           633,174
                        Health System Project)
650,000                 Tarrant County Health Facilities, 6.00% due 11/15/2009 (Adventist/Sunbelt      A3/A-           712,517
                        Health System Project)
730,000                 Tarrant County Health Facilities, 6.10% due 11/15/2011 (Adventist/Sunbelt      A3/A-           797,635
                        Health System Project)
1,400,000               Tarrant County Health Facilities Development Corp., 5.75% due 2/15/2011        Aaa/AAA         1,547,140
                        (Texas Health Resources Project; Insured: MBIA)
1,000,000               Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75% due      Aaa/AAA         1,139,490
                        10/1/2008 (Insured: MBIA)
1,945,000               Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012 (Insured:       Aaa/AAA         2,053,511
                        MBIA)
2,000,000               Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured:       Aaa/AAA         2,111,580
                        MBIA)
1,000,000               Texas Public Finance Authority Building Revenue State Preservation Project     Aaa/AAA         1,161,130
                        Series B, 6.00% due 8/1/2011 (Insured: FSA)
2,000,000               Texas State Turnpike Authority Central Texas Turnpike Systems Rev. Bond        Aa3/AA          2,225,420
                        Anticipation Note 2nd Tier, 5.00% due 6/1/2008
2,300,000               Travis County Health Development Corp. Series A, 5.75% due 11/15/2008          Aaa/AAA         2,627,359
                        (Insured: MBIA)
3,500,000               Travis County Health Facilities Development Corp. Revenue  Series A, 5.75%     Aaa/AAA         4,000,360
                        due 11/15/2009 (Insured: MBIA)
1,000,000               Travis County Health Facilities Development Corp. Revenue Ascension Health     Aaa/AAA         1,136,870
                        Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
2,000,000               Travis County Health Facilities Development Series A, 5.75% due 11/15/2010     Aaa/AAA         2,264,840
                        (Ascension Health Project; Insured: MBIA)
1,000,000               University of Texas Permanent University Fund, 8.00% due 7/1/2003 (ETM)*       Aaa/AAA         1,033,900
2,020,000               Washington County Health Facilities Development Corp. Revenue, 5.35% due       NR/A            2,205,032
                        6/1/2009 (Insured: ACA)
Utah                    (2.30%)
1,000,000               Davis County Solid Waste Management & Recovery Revenue, 5.90% due 6/15/2003    Aaa/A           1,021,420
                        (ETM)*
370,000                 Intermountain Power Agency Power Supply Revenue Capital Appreciation B, 0%     A1/A+           359,758
                        due 7/1/2004
630,000                 Intermountain Power Agency Power Supply Revenue Capital Appreciation Series    A1/A+           616,216
                        B, 0% due 7/1/2004 (ETM)*
700,000                 Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006   A1/A+           726,859
                        (ETM)*
405,000                 Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006   A1/A+           418,774
410,000                 Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012   Aaa/AAA         413,325
                        (Insured: MBIA) (ETM)*
3,000,000               Intermountain Power Agency Power Supply Revenue Series B, 5.375% due           A1/A+           3,116,160
                        7/1/2008 (ETM)*
7,270,000               Intermountain Power Agency Utah Power Supply Revenue Series A, 5.50% due       A1/A+           7,550,404
                        7/1/2013 (ETM)*
500,000                 Intermountain Power Agency Utah Power Supply Series E, 6.25% due 7/1/2009      Aaa/AAA         593,210
                        (FSA)
2,500,000               Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40% due       Aaa/NR          2,592,200
                        12/15/2018 put 12/15/2003 (Summertree Project; LOC: Commerzbank)
1,500,000               Salt Lake County Municipal Building, 5.50% due 10/1/2009                       Aa1/AA+         1,722,885
840,000                 Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)      Aaa/AAA         934,029
510,000                 Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series    NR/AA           563,836
                        A, 5.00% due 5/1/2010
1,570,000               Utah County Municipal Building Authority Lease Revenue, 5.00% due 11/1/2010    Aaa/NR          1,742,088
                        (Insured: AMBAC)
265,000                 Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35% due        Aaa/AA          269,516
                        7/1/2003 (Insured: FHA/VA)
1,000,000               Utah State Board Regents Revenue Hospital University Utah, 5.25% due           Aaa/AAA         1,123,930
                        8/1/2008 (Insured: MBIA)
500,000                 Utah State Board Regents Revenue Refunding Hospital University Utah, 5.50%     Aaa/AAA         547,750
                        due 8/1/2005 (Insured: AMBAC)
890,000                 Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A,      Aaa/NR          987,348
                        5.00% due 10/1/2011 (Insured: FHA/VA)
Vermont                 (0.10%)
880,000                 Vermont Educational & Health Buildings Financing Agency Revenue, 6.00% due     NR/BBB          928,233
                        9/1/2006 (Northwestern Medical Center Project)
Virginia                (2.30%)
1,010,000               Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007       Aaa/AAA         1,162,470
                        (Insured: AMBAC)
1,070,000               Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008       Aaa/AAA         1,241,264
                        (Insured: AMBAC)
1,130,000               Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009       Aaa/AAA         1,317,275
                        (Insured: AMBAC)
1,195,000               Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010       Aaa/AAA         1,396,369
                        (Insured: AMBAC)
4,000,000               Capital Region Airport Commission Virginia Refunding Series B, 8.125% due      Aaa/AAA         4,449,200
                        7/1/2014 (Insured: AMBAC)
1,500,000               Chesterfield County Virginia Industrial Development, 5.50% due 10/1/2009       A3/BBB+         1,557,510
                        (Vepco Project)
2,075,000               Fairfax County Economic Development Authority Lease Revenue, 5.30% due         Aa2/AA+         2,186,967
                        5/15/2004 (Government Center Project)
520,000                 Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007                  Aa2/AA          524,035
3,000,000               Hampton Redevelopment Housing Authority Multi Family Housing Refunding         Baa1/A1+        3,102,150
                        Series 1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton Apartments
                        Project; LOC: Credit Suisse)
500,000                 Hampton Virginia Hospital Facilities Revenue Series A, 5.00% due 11/1/2005     Aa2/AA          541,535
1,460,000               Norton Virginia Industrial Development Authority Hospital Revenue Refunding    NR/A            1,618,717
                        Improvement, 5.75% due 12/1/2012 (Norton Community Hospital Project;
                        Insured: ACA)
3,000,000               Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024 put           Baa2/NR         3,071,760
                        7/1/2004 (Chase Heritage @ Dulles Project)
3,000,000               Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031 put      Aaa/NR          3,200,040
                        7/1/2011 (Windsor at Potomac Project; Collateralized: FNMA)
Washington              (3.50%)
1,760,000               Energy Northwest Washington Wind Project Revenue Series A, 4.95% due           Baa1/NR         1,816,373
                        7/1/2008
705,000                 Energy Northwest Washington Wind Project Revenue Series B, 4.95% due           Baa1/NR         727,581
                        7/1/2008
785,000                 Energy Northwest Washington Wind Project Revenue Series B, 5.20% due           Baa1/NR         806,297
                        7/1/2010
280,000                 Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2003 (Insured:   Aaa/AAA         280,000
                        AMBAC)
950,000                 Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured:   Aaa/AAA         1,063,354
                        AMBAC)
1,885,000               King County Washington School District Number 414 Lake Washington Refunding,   Aa1/AA          1,942,851
                        3.00% due 12/1/2004
2,000,000               Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010                   Aa3/A+          2,103,820
2,655,000               Seattle Washington Municipal Light & Power Revenue Refunding, 5.30% due        Aa3/A+          2,798,211
                        11/1/2007 pre-refunded 11/1/2003 @ 102
1,000,000               Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)   Aaa/AAA         1,090,960
1,000,000               Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)   Aaa/AAA         1,107,800
1,000,000               Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)   Aaa/AAA         1,123,310
550,000                 Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006 (Tacoma        Aa1/AA-         596,310
                        Public Utilities Project)
800,000                 University of Washington Alumni Association Lease Revenue Refunding, 4.50%     Aaa/AAA         837,784
                        due 8/15/2004 (University Washington Medical Center Project; Insured: MBIA)
900,000                 University of Washington Alumni Association Lease Revenue Refunding, 4.50%     Aaa/AAA         959,274
                        due 8/15/2005 (University Washington Medical Center Project; Insured: MBIA)
1,000,000               University of Washington Alumni Association Lease Revenue Refunding, 5.00%     Aaa/AAA         1,095,050
                        due 8/15/2006 (University Washington Medical Center Project; Insured: MBIA)
1,100,000               University of Washington Alumni Association Lease Revenue Refunding, 5.00%     Aaa/AAA         1,212,233
                        due 8/15/2007 (University Washington Medical Center Project; Insured: MBIA)
1,500,000               Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence Services    Aaa/AAA         1,693,050
                        Project; Insured: MBIA)
2,500,000               Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011          Aaa/AAA         2,716,950
                        (Insured: FSA)
1,140,000               Washington Public Power Supply System Project 3 Refunding Revenue, 0% due      Aa1/AA-         950,646
                        7/1/2008
1,655,000               Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006          Aaa/AAA         1,877,101
                        (Insured: MBIA)
1,000,000               Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear Project    Aaa/AAA         1,162,350
                        Number 1; Insured: AMBAC)
1,000,000               Washington Public Power Supply Systems  Revenue Refunding Series A, 5.10%      Aaa/AAA         1,109,670
                        due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)
830,000                 Washington Public Power Supply Systems  Revenue Refunding Series B, 0% due     Aa1/AA-         692,137
                        7/1/2008 (Nuclear Project Number 3)
3,445,000               Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004     Aa1/AA-         3,355,120
                        (Nuclear Project Number 3)
985,000                 Washington State Higher Education Facilities Authority Revenue Series A,       Aaa/AAA         1,019,780
                        5.70% due 11/1/2011 (Insured: MBIA)
900,000                 Washington State Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)        Aaa/AAA         965,826
335,000                 Washington State Public Power Supply Systems Refunding Series B, 5.70% due     Aa1/NR          349,204
                        7/1/2010 pre-refunded 07/1/2003 @ 102 (Bonneville Power Admin. Project)
415,000                 Washington State Public Power Supply Systems Refunding Series B, 5.70% due     Aa1/NR          427,537
                        7/1/2010 (Bonneville Power Admin. Project)
3,000,000               Washington State Public Power Supply Systems Revenue Refunding Series A,       Aaa/AAA         3,404,790
                        6.00% due 7/1/2007 (Project Number 1; Insured: AMBAC)
West Virginia           (0.30%)
585,000                 Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010        NR/NR           589,516
                        (Salem Health Care Corp. Project; LOC: Fleet Bank)
242,428                 Marion County SFMR Series 1992, 7.75% due 7/10/2011                            NR/NR           249,899
2,000,000               West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due    Aaa/AAA         2,188,340
                        7/1/2005 (Insured: MBIA)
Wisconsin               (0.50%)
1,500,000               Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois Waste    NR/BBB-         1,829,955
                        Project) (ETM)*
800,000                 Wisconsin Health & Educational Facilities Authority, 5.90% due 8/15/2005       Aaa/AAA         880,552
                        (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
2,000,000               Wisconsin State Health & Educational Facilities Authority Revenue, 6.00% due   Aaa/AAA         2,288,860
                        8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)
500,000                 Wisconsin Transportation Revenue Series A, 5.50% due 7/1/2012 pre-refunded     Aa3/AA-         576,865
                        07/1/2010 @ 100
Wyoming                 (0.60%)
3,400,000               Uinta County Pollution Control Revenue, 1.50% due 8/15/2020  put 01/2/2003     P1/NR           3,400,000
                        (daily demand notes)
1,615,000               West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)         NR/A            1,738,160
2,500,000               Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                               NR/AA-          1,993,300
Municipal Trust         (0.80%)
Certificates
3,000,000               Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due 10/6/2005        Aaa/NR          3,078,600
                        (Insured: AMBAC)
5,600,000               Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due 8/6/2008      NR/AAA          5,839,344
                        (Insured: AMBAC)

                        TOTAL INVESTMENTS  (100%) (Cost $1,058,585,001)                                          $ 1,116,813,475

+Credit ratings are unaudited.
*Escrowed to maturity
See notes to financial statements.


Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2002

LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending December 31, 2002. On December 31, 2002, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Class A Shares Average Annual Total Returns
(at max. offering price) (year ended 12/31/02)
One year:                  5.82%
Five years:                4.48%
Ten years:                 4.88%
Fifteen years:             5.81%
From inception (9/28/84):  6.41%

Lehman 5 yr. GO Index
 Fund A Shares
 CPI

Class C Shares Average Annual Total Returns (at max. offering price) (year ended 12/31/02)
One year:                  6.57%
Five years:                4.41%
From inception (9/1/94):   4.60%

Lehman 5 yr. GO Index
 Fund C Shares
 CPI


Trustees and Officers

Thornburg Limited Term Municipal Fund - National Portfolio

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
57                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
47                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
54                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
60                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
69                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
41                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
56                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
45                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
40                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
36                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
33                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
57                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
33                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
41                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
36                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of ten separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200


Thornburg limited term municipal fund national portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 12/31/92 through 12/31/02 (after sales charges and fund expenses)

CDA Wiesenberger
InvestmentView Tax-Free
Money Market Average

$29.522

Thornburg Limited Term Municipal Fund -
Nat'l Portfolio A Shares
(after capital gains taxes)

$61,315


The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, fifteen years, and since inception for Class A and Class C shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "CDA Wiesenberger InvestmentView" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.45 per share and the ending NAV at $13.90 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages. Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.
Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.


Additions and Corrections to Semi-Annual Report to Shareholders of Thornburg Limited Term Municipal Fund - National Portfolio
December 31, 2002

Since our mailing of the Semi-Annual Report to Shareholders, we noted some additions and corrections to the Report, which are described below.

                  On pages 32 to 35, the Report included an incorrect listing of directors and officers. The Directors, Advisory Director and principal officers of Thornburg Limited Term Municipal Fund, Inc. are listed below:

                  Board of Directors
                  Garrett Thornburg*        Chairman of the Board
                  Eliot R. Cutler           Director
                  David D. Chase            Director
                  James E. Monaghan, Jr.    Director
                  A.G. Newmyer, III         Director

                  * Mr. Thornburg is an "interested director" under the
                    Investment Company Act of 1940.

                  Advisory Director
                  Richard M. Curry          Advisory Director

                  Officers
                  Brian J. McMahon          President
                  Dawn B. Fischer           Secretary
                  Garrett Thornburg         Treasurer
                  Steven J. Bohlin          Vice President
                  George T. Strickland      Vice President
                  Leigh Moiola              Vice President
                  Kenneth Ziesenheim        Vice President
                  Alexander Motola          Vice President
                  Dale Van Scoyk            Vice President
                  Joshua Gonze              Vice President
                  Christopher Ihlefeld      Vice President
                  Kerry Lee                 Vice President

         The Fund's Statement of Additional Information includes additional information about the Directors and officers is available, without charge and upon request by calling 1-800-847-0200.